Important Notice Regarding Change in
Investment Policy
iShares Trust
Supplement dated October 1, 2026
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”) for the
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF (PABD) (the “Fund”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around December 1, 2026:

1)	The Fund’s investment objective will be modified as shown below:

Current Investment Objective	New Investment Objective
The iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF seeks to track the investment results of an index composed of large- and mid‑capitalization developed market equities, excluding the U.S., that is designed to be compatible with the objectives of the Paris Agreement by, in aggregate, following a decarbonization trajectory, reducing exposure to climate-related transition and physical risks and increasing exposure to companies favorably positioned for the transition to a low‑carbon economy.

The iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF seeks to track the investment results of an index composed of large- and mid‑capitalization developed market equities, excluding the U.S., that is designed to be compatible with the objectives of the Paris Agreement by, in aggregate, following a decarbonization trajectory.

2)	In the Principal Investment Strategies section of the Summary Prospectus and Prospectus, the first 14 paragraphs will be deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is a subset of the MSCI World ex USA Index (the “Parent Index”). The Underlying Index is composed of large- and mid‑capitalization developed market equities, excluding the U.S., that are selected and weighted so that, in the aggregate, the portfolio is optimized versus the Parent Index to align with the objectives of the Paris Agreement by following a decarbonization trajectory.
The Underlying Index aims to meet the minimum standards for a “Paris-Aligned Benchmark” (“PAB”) under the European Union’s Low Carbon Benchmark Regulation. PABs are designed to align with the principal objective of the Paris Agreement, which is to limit global warming in this century to well below 2 degrees Celsius, preferably to 1.5 degrees Celsius, above pre‑industrial levels.
The Index Provider begins with the Parent Index and excludes the securities of issuers that it identifies as being involved in any of the business activities summarized below, based primarily on ownership or revenue thresholds:

•	Producing tobacco.

•	Involvement with controversial weapons (e.g., cluster bombs, landmines, depleted uranium, chemical or biological weapons) or their components.

•	Companies that have any tie to nuclear weapons and are located in a country that has not signed the Treaty on the Non‑Proliferation of Nuclear Weapons (i.e., India, Israel, Pakistan and South Sudan).

•	Producers and retailers of civilian firearms or ammunitions.

•
Involvement in certain thermal coal mining or sales activities, a wide range of oil‑ and gas‑related activities (e.g., equipment, production, transportation), and power generation based on thermal coal, liquid fuel or natural gas.

The Index Provider also excludes companies that it determines are involved in ongoing and “very severe” controversies related to the environmental, social or governance (“ESG”) impact of the company’s actions, products or operations. To evaluate ESG controversies, the Index Provider monitors across five categories of ESG impact – environment, human rights and communities, labor rights and supply chain, customers and governance – and 28 sub‑categories.
The Index Provider also excludes companies that are directly involved in ongoing severe or very severe environmental controversies; companies that have settled most but not all stakeholder concerns related to their direct involvement in very severe environmental controversies; and companies that are indirectly involved in very severe environmental controversies, each as determined by the Index Provider. Environmental controversies can relate to, among other things, toxic emissions and waste, water stress, biodiversity and supply chain management The Index Provider excludes companies that are not assessed by the Index Provider regarding ESG controversies or environmental harm.
The Index Provider then uses an optimization process that applies sustainability-related and other constraints to determine constituent weights. In order to meet the minimum standards for PABs, the Index Provider targets the following index-level constraints at each semi-annual rebalancing:

•
At least a 50.5% reduction in greenhouse gas (“GHG”) intensity compared with the Parent Index, taking into account issuers’ Scope 1, 2 and 3 emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the purchase of energy and a company’s value chain);

•	At least a 7% year-over-year reduction in the GHG intensity (or decarbonization rate) of the Underlying Index itself since December 1, 2022, with a 2% buffer; and

•	A level of exposure to sectors with a high impact on climate change (i.e., those sectors that are key to the low carbon transition) that is not less than the exposure in the Parent Index.
In addition, the Underlying Index constrains the weight of individual constituents, including capping a constituent’s weight at the lesser of five times its weight in the Parent Index and the constituent’s weight in the Parent Index plus 2%. The sector weights of the Underlying Index may not deviate more than +/‑ 5% from those of the Parent Index (except for the energy sector).
As of August 31, 2026, the Underlying Index consisted of securities of companies in the following 22 countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom (the “U.K.”). As of August 31, 2026, the Underlying Index had approximately 413 constituents, and a significant portion of the Underlying Index was represented by securities of companies in the financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.

In accordance with Rule 35d‑1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of the Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
In addition, the Fund generally will invest at least 90% of its assets in the components of the Underlying Index.

3)	In the More Information about the Funds section of the Prospectus, the section titled “Additional Index Information – iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF” will be deleted in its entirety.

4)	In the Fund’s SAI, the section titled “MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index” will be deleted in its entirety and replaced with the following:
MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index
Index Description. The MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index is an optimized equity index designed to reflect the performance characteristics of a subset of large- and mid‑capitalization developed market equities, excluding the U.S., within the MSCI World ex USA Index. The components of the Underlying Index are selected and weighted so that, in the aggregate, the portfolio is optimized versus the MSCI World ex USA Index to align with the objectives of the Paris Agreement by following a decarbonization trajectory. The Underlying Index aims to meet the minimum standards for a “Paris-Aligned Benchmark” (“PAB”) under the European Union’s Low Carbon Benchmark Regulation.
Index Methodology. The Index Provider begins with the MSCI World ex USA Index and excludes the securities of issuers that it identifies as being involved in any of the business activities summarized below, based primarily on ownership or revenue thresholds:

•	Producing tobacco.

•
Producing cluster bombs, landmines, depleted uranium, chemical or biological weapons, blinding laser weapons, non‑detectable fragments or incendiary weapons; producing key components of cluster bombs, landmines, depleted uranium weapons, or chemical or biological weapons; owning 20% or more (50% for financial companies) of a weapons or components producer; or being 50% or more owned by a company involved in weapons or components production.

•
For only those companies located in a country that has not signed the Treaty on the Non‑Proliferation of Nuclear Weapons (i.e., India, Israel, Pakistan, South Sudan), manufacturing of the following, regardless of whether intended for exclusive use in nuclear weapons: nuclear warheads, whole nuclear missiles, nuclear weapon delivery systems or components, or providing auxiliary services related to nuclear weapons.

•
Producing firearms or small arms ammunitions for civilian markets or deriving 5% or more revenue, or $20 million or more revenue, from the production or distribution (wholesale or retail) of such firearms or ammunition.

•
Deriving 1% or more revenue from thermal coal mining or sales to external parties, but excluding all revenue from metallurgical coal, coal mined for internal power generation, intra-company sales of mined thermal coal and coal trading.

•	Deriving 10% or more revenue from oil‑related activities, including distribution, equipment, production, transportation or refining.

•	Deriving 50% or more revenue from gas‑related activities, including distribution, processing, pipelines, production, transportation and exploration.

•	Deriving 50% or more revenue from power generation based on thermal coal, liquid fuel or natural gas.

The Index Provider also excludes companies that it determines are involved in ongoing and “very severe” controversies related to the environmental, social or governance (“ESG”) impact of the company’s actions, products or operations. To evaluate ESG controversies, the Index Provider monitors across five categories of ESG impact – environment, human rights and communities, labor rights and supply chain, customers and governance – and 28 sub‑categories.
The Index Provider also excludes companies that are directly involved in ongoing severe or very severe environmental controversies; companies that have settled most but not all stakeholder concerns related to their direct involvement in very severe environmental controversies; and companies that are indirectly involved in very severe environmental controversies, each as determined by the Index Provider. Environmental controversies can relate to, among other things, toxic emissions and waste, water stress, biodiversity and supply chain management
The Index Provider excludes companies that are not assessed by the Index Provider regarding ESG controversies or environmental harm.
The Index Provider then uses an optimization process that applies sustainability-related and other constraints to determine constituent weights. In order to meet the minimum standards for PABs, the Index Provider targets the following index-level constraints at each semi-annual rebalancing:

•
At least a 50.5% reduction in greenhouse gas (“GHG”) intensity compared with the MSCI World ex USA Index, taking into account issuers’ Scope 1, 2 and 3 emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the purchase of energy and a company’s value chain);

•	At least a 7% year-over-year reduction in the GHG intensity (or decarbonization rate) of the Underlying Index itself since December 1, 2022, with a 2% buffer; and

•	A level of exposure to sectors with a high impact on climate change (i.e., those sectors that are key to the low carbon transition) that is not less than the exposure in the MSCI World ex USA Index.
At each semi-annual index rebalancing, the Index Provider applies constituent-level constraints that aim to ensure diversification, replicability and investability, including the following:

•	The minimum weight for a constituent is the greater of (a) 0.25 times the constituent’s weight in the MSCI World ex USA Index and (b) the constituent’s weight in the MSCI World ex USA Index minus 2%;

•	The maximum weight for a constituent is the lesser of (a) five times its weight in the MSCI World ex USA Index and (b) its weight in the MSCI World ex USA Index plus 2%;

•	The sector weights of the Underlying Index do not deviate more than +/- 5% from those of the MSCI World ex USA Index (except for the energy sector); and

•	The one‑way turnover of the Underlying Index is capped at 5%.
The Underlying Index is rebalanced as of the close of the last business day of May and November, coinciding with the May and November Semi-Annual Index Review of the MSCI Global Investable Market Indexes.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with gross dividends reinvested. The use of gross dividends reflects the assumed reinvestment of the entire dividend distributed to holders of the underlying stock, without any adjustment for taxes or withholding.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑PABD‑1026

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE

Important Notice Regarding Change in
Investment Policy
iShares Trust
Supplement dated October 1, 2026
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”)
for the iShares Paris-Aligned Climate Optimized MSCI USA ETF (PABU) (the “Fund”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around December 1, 2026:

1)	The Fund’s investment objective will be modified as shown below:

Current Investment Objective	New Investment Objective
The iShares Paris-Aligned Climate Optimized MSCI USA ETF seeks to track the investment results of an index composed of U.S. large- and mid‑capitalization stocks that is designed to be compatible with the objectives of the Paris Agreement by, in aggregate, following a decarbonization trajectory, reducing exposure to climate-related transition and physical risks and increasing exposure to companies favorably positioned for the transition to a low‑carbon economy.

The iShares Paris-Aligned Climate Optimized MSCI USA ETF seeks to track the investment results of an index composed of U.S. large- and mid‑capitalization stocks that is designed to be compatible with the objectives of the Paris Agreement by, in aggregate, following a decarbonization trajectory.

2)	In the Principal Investment Strategies section of the Summary Prospectus and Prospectus, the first 14 paragraphs will be deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Climate Paris Aligned Benchmark Extended Select Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is a subset of the MSCI USA Index (the “Parent Index”). The Underlying Index is composed of U.S. large- and mid‑capitalization stocks that are selected and weighted so that, in the aggregate, the portfolio is optimized versus the Parent Index to align with the objectives of the Paris Agreement by following a decarbonization trajectory.
The Underlying Index aims to meet the minimum standards for a “Paris-Aligned Benchmark” (“PAB”) under the European Union’s Low Carbon Benchmark Regulation. PABs are designed to align with the principal objective of the Paris Agreement, which is to limit global warming in this century to well below 2 degrees Celsius, preferably to 1.5 degrees Celsius, above pre‑industrial levels.
The Index Provider begins with the Parent Index and excludes the securities of issuers that it identifies as being involved in any of the business activities summarized below, based primarily on ownership or revenue thresholds:

•	Producing tobacco.

•	Involvement with controversial weapons (e.g., cluster bombs, landmines, depleted uranium, chemical or biological weapons) or their components.

•	Companies that have any tie to nuclear weapons and are located in a country that has not signed the Treaty on the Non‑Proliferation of Nuclear Weapons (i.e., India, Israel, Pakistan and South Sudan).

•	Producers and retailers of civilian firearms or ammunitions.

•
Involvement in certain thermal coal mining or sales activities, a wide range of oil‑ and gas‑related activities (e.g., equipment, production, transportation), and power generation based on thermal coal, liquid fuel or natural gas.

The Index Provider also excludes companies that it determines are involved in ongoing and “very severe” controversies related to the environmental, social or governance (“ESG”) impact of the company’s actions, products or operations. To evaluate ESG controversies, the Index Provider monitors across five categories of ESG impact – environment, human rights and communities, labor rights and supply chain, customers and governance – and 28 sub‑categories.
The Index Provider also excludes companies that are directly involved in ongoing severe or very severe environmental controversies; companies that have settled most but not all stakeholder concerns related to their direct involvement in very severe environmental controversies; and companies that are indirectly involved in very severe environmental controversies, each as determined by the Index Provider. Environmental controversies can relate to, among other things, toxic emissions and waste, water stress, biodiversity and supply chain management, The Index Provider excludes companies that are not assessed by the Index Provider regarding ESG controversies or environmental harm.
The Index Provider then uses an optimization process that applies sustainability-related and other constraints to determine constituent weights. In order to meet the minimum standards for PABs, the Index Provider targets the following index-level constraints at each semi-annual rebalancing:

•
At least a 50.5% reduction in greenhouse gas (“GHG”) intensity compared with the Parent Index, taking into account issuers’ Scope 1, 2 and 3 emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the purchase of energy and a company’s value chain);

•	At least a 7% year-over-year reduction in the GHG intensity (or decarbonization rate) of the Underlying Index itself since December 1, 2022, with a 2% buffer; and

•	A level of exposure to sectors with a high impact on climate change (i.e., those sectors that are key to the low carbon transition) that is not less than the exposure in the Parent Index.
In addition, the Underlying Index constrains the weight of individual constituents, including capping a constituent’s weight at the lesser of five times its weight in the Parent Index and the constituent’s weight in the Parent Index plus 2%. The sector weights of the Underlying Index may not deviate more than +/‑ 5% from those of the Parent Index (except for the energy sector).
As of August 31, 2026, the Underlying Index had approximately 90 constituents, and a significant portion of the Underlying Index was represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d‑1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of the Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.

In addition, the Fund generally will invest at least 90% of its assets in the components of the Underlying Index.

3)	In the More Information about the Funds section of the Prospectus, the section titled “Additional Index Information – iShares Paris-Aligned Climate Optimized MSCI USA ETF” will be deleted in its entirety.

4)	In the Fund’s SAI, the section titled “MSCI USA Climate Paris Aligned Benchmark Extended Select Index” will be deleted in its entirety and replaced with the following:
MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Index Description. The MSCI USA Climate Paris Aligned Benchmark Extended Select Index is an optimized equity index designed to reflect the performance characteristics of a subset of U.S. large- and mid‑capitalization equity securities within the MSCI USA Index. The components of the Underlying Index are selected and weighted so that, in the aggregate, the portfolio is optimized versus the MSCI USA Index to align with the objectives of the Paris Agreement by following a decarbonization trajectory. The Underlying Index aims to meet the minimum standards for a “Paris-Aligned Benchmark” (“PAB”) under the European Union’s Low Carbon Benchmark Regulation.
Index Methodology. The Index Provider begins with the MSCI USA Index and excludes the securities of issuers that it identifies as being involved in any of the business activities summarized below, based primarily on ownership or revenue thresholds:

•	Producing tobacco.

•
Producing cluster bombs, landmines, depleted uranium, chemical or biological weapons, blinding laser weapons, non‑detectable fragments or incendiary weapons; producing key components of cluster bombs, landmines, depleted uranium weapons, or chemical or biological weapons; owning 20% or more (50% for financial companies) of a weapons or components producer; or being 50% or more owned by a company involved in weapons or components production.

•
For only those companies located in a country that has not signed the Treaty on the Non‑Proliferation of Nuclear Weapons (i.e., India, Israel, Pakistan, South Sudan), manufacturing of the following, regardless of whether intended for exclusive use in nuclear weapons: nuclear warheads, whole nuclear missiles, nuclear weapon delivery systems or components, or providing auxiliary services related to nuclear weapons.

•
Producing firearms or small arms ammunitions for civilian markets or deriving 5% or more revenue, or $20 million or more revenue, from the production or distribution (wholesale or retail) of such firearms or ammunition.

•
Deriving 1% or more revenue from thermal coal mining or sales to external parties, but excluding all revenue from metallurgical coal, coal mined for internal power generation, intra-company sales of mined thermal coal and coal trading.

•	Deriving 10% or more revenue from oil‑related activities, including distribution, equipment, production, transportation or refining.

•	Deriving 50% or more revenue from gas‑related activities, including distribution, processing, pipelines, production, transportation and exploration.

•	Deriving 50% or more revenue from power generation based on thermal coal, liquid fuel or natural gas.
The Index Provider also excludes companies that it determines are involved in ongoing and “very severe” controversies related to the environmental, social or governance (“ESG”) impact of the company’s actions, products or operations. To evaluate ESG controversies, the Index Provider monitors across five categories of ESG impact – environment, human rights and communities, labor rights and supply chain, customers and governance – and 28 sub‑categories.
The Index Provider also excludes companies that are directly involved in ongoing severe or very severe environmental controversies; companies that have settled most but not all stakeholder concerns related to their direct involvement in very severe environmental controversies; and companies that are indirectly involved in very severe environmental controversies, each as determined by the Index Provider. Environmental controversies can relate to, among other things, toxic emissions and waste, water stress, biodiversity and supply chain management
The Index Provider excludes companies that are not assessed by the Index Provider regarding ESG controversies or environmental harm.
The Index Provider then uses an optimization process that applies sustainability-related and other constraints to determine constituent weights. In order to meet the minimum standards for PABs, the Index Provider targets the following index-level constraints at each semi-annual rebalancing:

•
At least a 50.5% reduction in greenhouse gas (“GHG”) intensity compared with the MSCI USA Index, taking into account issuers’ Scope 1, 2 and 3 emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the purchase of energy and a company’s value chain);

•	At least a 7% year-over-year reduction in the GHG intensity (or decarbonization rate) of the Underlying Index itself since December 1, 2022, with a 2% buffer; and

•	A level of exposure to sectors with a high impact on climate change (i.e., those sectors that are key to the low carbon transition) that is not less than the exposure in the MSCI USA Index.
At each semi-annual index rebalancing, the Index Provider applies constituent-level constraints that aim to ensure diversification, replicability and investability, including the following:

•	The minimum weight for a constituent is the greater of (a) 0.25 times the constituent’s weight in the MSCI USA Index and (b) the constituent’s weight in the MSCI USA Index minus 2%;

•	The maximum weight for a constituent is the lesser of (a) five times its weight in the MSCI USA Index and (b) its weight in the MSCI USA Index plus 2%;

•	The sector weights of the Underlying Index do not deviate more than +/- 5% from those of the MSCI USA Index (except for the energy sector); and

•	The one‑way turnover of the Underlying Index is capped at 5%.
The Underlying Index is rebalanced as of the close of the last business day of May and November, coinciding with the May and November Semi-Annual Index Review of the MSCI Global Investable Market Indexes.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with gross dividends reinvested. The use of gross dividends reflects the assumed reinvestment of the entire dividend distributed to holders of the underlying stock, without any adjustment for taxes or withholding.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑PABU‑1026

PLEASE RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE